S000093506 [Member] Investment Objectives and Goals - NT 1-5 Year Inflation-Linked Ladder ETF	Aug. 05, 2025
Prospectus [Line Items]
Risk/Return [Heading]	NORTHERN TRUST 2030 TAX‑EXEMPT DISTRIBUTING LADDER ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide periodic distributions consisting of income exempt from regular federal income tax and/or principal through 2030.